Related-Party Transactions - Transactions with Key Management Personnel and Their Close Family Members (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Liabilities:
Deposits	¥ 138,431,418	¥ 134,404,652
Others	7,601,355	6,131,739
Key management personnel of entity or parent [member]
Liabilities:
Deposits	2,078	1,631
Others	¥ 84	¥ 94